EQUITY (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, shares in Thousands, $ in Thousands										12 Months Ended
	Aug. 28, 2025 ILS (₪) shares ₪ / shares	May 20, 2025 shares $ / shares	Apr. 03, 2025 ₪ / shares	Aug. 15, 2024 ILS (₪) shares ₪ / shares	Mar. 27, 2024 ILS (₪) shares ₪ / shares	Oct. 19, 2023 ILS (₪) shares ₪ / shares	Jul. 01, 2023 ILS (₪) shares ₪ / shares	Jan. 05, 2021 shares $ / shares	Sep. 26, 2019	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Jan. 05, 2021 ₪ / shares
IfrsStatementLineItems [Line Items]
Description of vesting option								25% of these options will vest one year from the date of such agreement, and an additional 6.25% would vest at the end of each subsequent quarter. The second half of the options is subject to a five-year vesting period, whereby 25% of the options would vest in two years after the date of such agreement, and a further 6.25% would vest at the end of each subsequent quarter, all subject to the condition that the director remains in office at each vesting date.	the options vest over four years from the grant commencement date, with 25% vesting after one year and the remaining 75% vesting in equal quarterly installments of 6.25% each. Unless otherwise specified in the grant letter, the options expire seven years from the grant date.
Exercise price | ₪ / shares	₪ 28.93			₪ 32.96	₪ 39.68	₪ 58.32	₪ 58.16
Compensation expenses										$ 87	₪ 276
Share-based compensation										$ 209	₪ 667	₪ 1,388	₪ 3,279
Employees option plan [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | ₪ / shares			₪ 19.896
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fair value | ₪	₪ 475			₪ 229	₪ 139	₪ 571	₪ 377
Expected volatility	75.90%			59.34%	58.52%	54.19%	63.75%
Risk free interest rate	3.96%			4.38%	4.09%	4.13%	3.83%
Expected life	4 years 7 months 6 days			4 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days
General meeting [member]
IfrsStatementLineItems [Line Items]
Number of option, grant		46,875						187
Number of option, Vested								93
Exercise price | (per share)		$ 0.032						$ 8						₪ 8
Executive officer [member]
IfrsStatementLineItems [Line Items]
Number of option, grant							12,765
Employees [member]
IfrsStatementLineItems [Line Items]
Number of option, grant	21,074			14,625	7,859	21,074